Summary of Significant Accounting Policies (Details 4)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment, net	20 years	20 years
Motor vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment, net	3 years	3 years
Motor vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment, net	10 years	10 years
Computer and office equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment, net	1 year	1 year
Computer and office equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment, net	5 years	5 years
Furniture and fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment, net	3 years	3 years
Furniture and fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment, net	5 years	5 years
System software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment, net	5 years	5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives for property and equipment	Shorter of lease term or useful lives	Shorter of lease term or useful lives